Earnings Per Share (Tables)	3 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended December 31,
(In thousands of Euros, except share and per share information)	2023	2022
Weighted number of outstanding shares	186,920,154	182,721,369
Number of shares with dilutive effects	—	—
Weighted number of outstanding shares (diluted and undiluted)	186,920,154	182,721,369

Net profit (loss) attributable to ordinary shareholders	(7,154)	(9,187)
Basic	(0.04)	(0.05)
Diluted	(0.04)	(0.05)